UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21818

                         PNC LONG-SHORT MASTER FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS





PNC LONG-SHORT MASTER
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2007

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
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
INVESTMENT FUNDS*                                                                             % OF
                                                             COST            VALUE      MEMBERS' CAPITAL

SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                  $  3,366,812    $  5,750,028            9.90%
    DAFNA Fund, L.L.C., Series A                            1,597,619       3,103,828            5.35
    TCS Capital II, L.P.                                    2,200,000       6,329,320           10.90
                                                         ------------    ------------    ------------
      Total Sector Hedged Equity                            7,164,431      15,183,176           26.15
INTERNATIONAL HEDGED EQUITY
    Centaurus Alpha Fund, L.P.                              2,800,000       3,633,413            6.26
    Horseman Global Fund, L.P.                              2,161,193       5,662,317            9.75
    Kingdon Associates, L.P.                                2,141,595       3,902,378            6.72
                                                         ------------    ------------    ------------
      Total International Hedged Equity                     7,102,788      13,198,108           22.73
U.S. HEDGED EQUITY
    Blue Harbour Strategic Value Partners, L.P.             4,000,000       3,401,463            5.86
    Searock Capital Partners, L.P.                          3,000,000       3,052,066            5.26
    Wynnefield Partners Small Cap Value, L.P.               2,041,098       4,319,255            7.44
                                                         ------------    ------------    ------------
      Total U.S. Hedged Equity                              9,041,098      10,772,784           18.56
EVENT HEDGED EQUITY
    Castlerigg Partners, L.P.                               1,500,000       1,464,295            2.52
    Harbinger Capital Partners Fund I, L.P.                 2,500,000       3,360,093            5.79
    Owl Creek II, L.P.                                      4,000,000       4,542,841            7.83
                                                         ------------    ------------    ------------
      Total Event Hedged Equity                             8,000,000       9,367,229           16.14
TRADING
    Cipher Composite Fund L.P.                              2,593,981       2,345,900            4.04
    Peak Select Partners L.P.                               1,302,238       1,856,036            3.20
                                                         ------------    ------------    ------------
      Total Trading                                         3,896,219       4,201,936            7.24
CREDIT
    Camulos Partners, L.P.                                  2,500,000       2,456,165            4.23
                                                         ------------    ------------    ------------
      Total Credit                                          2,500,000       2,456,165            4.23
RELATIVE VALUE
    Duration Municipal Fund, L.P.**                         1,750,000       2,130,801            3.67
                                                         ------------    ------------    ------------
      Total Relative Value                                  1,750,000       2,130,801            3.67
                                                         ------------    ------------    ------------
    Total Investment Funds                               $ 39,454,536    $ 57,310,199           98.72%
                                                         ------------    ------------    ------------

   *  All investments are non-income producing.
   ** Fund investment segregated to cover tender offers.

As of December 31, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:
             COUNTRY                            COST             VALUE
             Great Britain - 16.01%         $  4,961,193      $  9,295,730
             United States - 82.71%           34,493,343        48,014,469
                                            -------------     ------------
                                            $ 39,454,536      $ 57,310,199
                                            -------------     ------------

Percentages above are based on members' capital of $58,054,212. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,454,536. Net unrealized appreciation on investments for tax purposes was $17,855,663 consisting of $18,781,821 of gross unrealized appreciation and $926,158 of gross unrealized depreciation.

The investments in Investment Funds above, representing 98.72% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of this form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return Master Fund LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 27, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 27, 2008


/s/ Jennifer E. Spratley
--------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 27, 2008